FINANCIAL DEBT WITH THIRD PARTIES (Tables)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [text block]
	Thousands of U.S. dollars
	2017	2018
Senior Secured Notes	388,818	390,507
Brazilian bonds—Debentures	16,797	11,163
Bank borrowing	27,878	4,387
Finance lease payables (Note 10)	6,238	2,369
Total non-current	439,731	408,426
Senior Secured Notes	9,528	9,528
Brazilian bonds—Debentures	4,258	3,545
Bank borrowing	28,514	35,111
Finance lease payables (Note 10)	4,260	3,158
Total current	46,560	51,342
TOTAL DEBT WITH THIRD PARTIES	486,291	459,768

Disclosure of detailed information about borrowings [text block]

2016	Thousands of U.S. dollars
	December 31, 2015	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2016
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	301,713	-	-	-	22,128	(22,128)	-	-	1,637	-	-	303,350
Brazilian bonds - Debentures	168,091	-	(44,356)	-	33,013	(36,598)	-	-	764	35,682	-	156,596
CVI	26,240	-	-	-	-	-	2,314	(27,762)	-	(792)	-	-
Finance lease payables	4,737	-	(542)	-	303	(303)	-	(805)	-	246	-	3,636
Other borrowings	74,785	235	(18,032)	-	7,265	(7,058)	-	-	-	14,158	-	71,353
Total	575,566	235	(62,930)	-	62,709	(66,087)	2,314	(28,567)	2,401	49,294	-	534,935

2017	Thousands of U.S. dollars
	December 31, 2016	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2017
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	303,350	400,000	(300,000)	-	23,609	(23,361)	-	-	(5,252)	-	-	398,346
Brazilian bonds - Debentures	156,596	22,320	(162,591)	-	15,373	(15,331)	-	-	837	3,851	-	21,055
Finance lease payables	3,636	-	(2,816)	10,302	425	(425)	-	-	-	(624)	-	10,498
Other borrowings	71,353	52,145	(69,053)	-	5,485	(5,051)	-	-	-	1,513	-	56,392
Total	534,935	474,465	(534,460)	10,302	44,892	(44,168)	-	-	(4,415)	4,740	-	486,291

2018	Thousands of U.S. dollars
	December 31, 2017	Cash flows from/(used in financing activities)		New leases	Interest accrued	Interest paid (*)		Foreign exchange losses	Amortization (addition) fees	Translation differences	Other	December 31, 2018
		New borrowing	Amortization				Fair value adjustment

Senior Secured Notes	398,346	-	-	-	24,500	(24,500)	-	-	2,245	(556)	-	400,035
Brazilian Debentures	21,055	-	(3,543)	-	1,809	(1,920)	-	-	(118)	(2,568)	-	14,715
Finance Lease Payables	10,498	-	(4,221)	-	856	(856)	-	-	-	(770)	-	5,507
Other borrowings	56,392	58,462	(73,911)	-	3,491	(6,283)	-	-	-	1,339	-	39,490
Total	486,291	58,462	(81,675)	-	30,656	(33,559)	-	-	2,127	(2,555)	-	459,747

Disclosure of financial instruments by type of interest rate [text block]

Tranche	Interest Rate
Tranche A	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche B	SELIC Rate plus 2.5% per annum
Tranche C	4.0% per year
Tranche D	6.0% per year
Tranche E	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)

Later than four years and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [text block]
		Thousands of U.S. dollars
		2017			2018
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2022	U.S. dollar	388,818	9,528	398,346	390,507	9,528	400,035

Later than three years and not later than four years [member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [text block]
		Thousands of U.S. dollars
		2017			2018
Maturity	Currency	Principal	Accrued interests	Total debt	Principal	Accrued interests	Total debt
2023	Brazilian Reais	16,797	4,258	21,055	11,163	3,545	14,708